Note 7 - Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost, Beginning Balance	$ 21,379	$ 11,768
Cost, Additions		9,611
Cost, Ending Balance	21,379	21,379
Accumulated Amortization, Beginning Balance	3,441	751
Accumulated Amortization, Amortization	2,797	2,690
Accumulated Amortization, Ending Balance	6,238	3,441
Net Book Value	15,141	17,938
Computer Software, Intangible Asset [Member]
Cost, Beginning Balance	5,143	5,143
Cost, Additions
Cost, Ending Balance	5,143	5,143
Accumulated Amortization, Beginning Balance	2,428	714
Accumulated Amortization, Amortization	1,715	1,714
Accumulated Amortization, Ending Balance	4,143	2,428
Net Book Value	1,000	2,715
Trademarks [Member]
Cost, Beginning Balance	16,236	6,625
Cost, Additions		9,611
Cost, Ending Balance	16,236	16,236
Accumulated Amortization, Beginning Balance	1,013	37
Accumulated Amortization, Amortization	1,082	976
Accumulated Amortization, Ending Balance	2,095	1,013
Net Book Value	$ 14,141	$ 15,223